E&E ASSETS - Fourmile Basin Property (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
E&E ASSETS
Write-off of E & E assets	$ 18,893	$ 4,290
Fourmile Basin
E&E ASSETS
Write-off of E & E assets	$ 959	$ 3,393	$ 883,862